Mineral Rights (Details Narrative)		3 Months Ended
	Jun. 01, 2024 USD ($)	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 CAD ($) shares	Oct. 02, 2024	Aug. 19, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contractual obligation			$ 1,000,000
Athena Gold Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued for acquisition, shares issued | shares		43,865,217	43,865,217
Stock issued for acquisition, value		$ 0
August 19, 2025 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash payments for acquisition			$ 50,000
August 19. 2026 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash payments for acquisition			50,000
August 19. 2027 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash payments for acquisition			50,000
August 19. 2028 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash payments for acquisition			50,000
August 19. 2029 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash payments for acquisition			$ 1,000,000
Asset Purchase Agreement [Member] | Sliver Reserve Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquired percentage	100.00%
Total consideration paid	$ 45,000
Asset Purchase Agreement [Member] | Athena Gold [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquired percentage				100.00%
Asset Purchase Agreement [Member] | Bounty Gold Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquired percentage					100.00%